Long-Term Debt - Additional Information - Senior unsecured bonds (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2015	Feb. 28, 2015	Dec. 31, 2014	May. 31, 2014	Nov. 30, 2013	Sep. 30, 2013
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 7,145,034,000		$ 6,736,498,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount	28,200,000
Teekay Offshore [Member] | Five-year senior unsecured bonds [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount				$ 300,000,000
Debt instrument, carrying amount	$ 300,000,000
Debt instrument interest rate				6.00%
Teekay Offshore [Member] | Ten-year senior unsecured bonds [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 174,200,000	$ 174,200,000
Debt instrument interest rate					4.96%	4.96%
Debt instrument collateral, description	The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security.
Debt instrument, carrying amount	$ 160,800,000
Frequency of periodic payments	Semi-annual repayments
Teekay Offshore [Member] | Senior Unsecured Bonds Mature in June 2024 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 30,000,000
Debt instrument interest rate		4.27%
Carrying amount of long-term debt	$ 28,900,000